Impairment charges net of reversals - Summary of impairment charges (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		$ (561)	$ (936)	$ (52)
Impairment charges, taxation		27
Impairment charges, non-controlling interest		0	(215)	0
Total impairment charges net of reversals in the income statement		(534)	(652)	(52)
Net impairment (charges)/reversals of consolidated balances		(538)	(936)	150
Impairment (charges) related to EAUs (pre-tax)		(35)	0	(202)
Total impairment charges net of reversals in the financial information by business unit		(573)	(936)	(52)
Taxation (including related to EAUs)		39	499	0
Intangible assets
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		0	231	150
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		(538)	(1,167)	0
Investment in equity accounted units
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		0	0	(202)
Share Of Profit (Loss) After Tax In EAUs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		(23)	0	0
Aluminium | Alumina Refineries
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		(461)	(1,175)	0
Impairment charges, taxation		(42)
Impairment charges, non-controlling interest		0
Total impairment charges net of reversals in the income statement		(503)	(828)
Net impairment (charges)/reversals of consolidated balances			(1,175)
Aluminium | Tiwai Point
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	$ 41	41	0	0
Impairment charges, taxation		37
Impairment charges, non-controlling interest		0
Total impairment charges net of reversals in the income statement		78
Aluminium | MRN Porto Trombetas
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		(23)	0	0
Impairment charges, taxation		0
Impairment charges, non-controlling interest		0
Total impairment charges net of reversals in the income statement		(23)
Aluminium | Pacific Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		0	0	(202)
Impairment charges, taxation		0
Impairment charges, non-controlling interest		0
Total impairment charges net of reversals in the income statement		0
Minerals | Diavik
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		(118)	0	0
Impairment charges, taxation		32
Impairment charges, non-controlling interest		0
Total impairment charges net of reversals in the income statement		(86)
Net impairment (charges)/reversals of consolidated balances		(118)
Other operations | Simandou
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		0	239	0
Impairment charges, taxation		0
Impairment charges, non-controlling interest		0
Total impairment charges net of reversals in the income statement		0
Other operations | Roughrider
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount		0	$ 0	$ 150
Impairment charges, taxation		0
Impairment charges, non-controlling interest		0
Total impairment charges net of reversals in the income statement		$ 0